Financial risk exposure and risk management - Commodity price risk (Details) - Commodity price risk $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Gold
Financial risk exposure and risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Number of largest net revenue sources | item	2
Increase (decrease) in net income due to reasonably possible increase in risk assumption | $	$ 19.9	$ 14.2
Silver
Financial risk exposure and risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Number of largest net revenue sources | item	2
Increase (decrease) in net income due to reasonably possible increase in risk assumption | $	$ 11.5	$ 8.9